Vessel Operating Expenses and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2021	2022	2023
Crew & crew related costs	14,494,527	21,567,463	21,790,625
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	6,661,392	11,289,623	10,387,925
Lubricants	1,774,852	2,476,027	2,748,208
Insurances	2,250,295	3,286,750	3,503,257
Tonnage taxes	445,132	885,881	872,702
Other	1,215,402	1,753,810	2,610,911
Total Vessel operating expenses	$26,841,600	$41,259,554	$41,913,628

Voyage Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2021	2022	2023
Brokerage commissions	1,212,587	1,842,495	1,900,940
Brokerage commissions- related party	1,299,108	1,944,288	1,274,384
Port & other expenses	604,537	858,827	615,838
Bunkers consumption	1,490,825	2,713,216	1,114,356
(Gain) / loss on bunkers	(2,715,792)	(3,637,549)	146,710
Total Voyage expenses	$1,891,265	$3,721,277	$5,052,228